Condensed Balance Sheets - USD ($)		Jun. 30, 2021	Dec. 31, 2020		Dec. 31, 2019
Current assets:
Prepaids and other current assets		$ 545,282	$ 107,296	[1]	$ 99,444
Cash		448,800	5,383,877	[1]	2,160,885
Total current assets		994,082	5,491,173	[1]	2,260,329
Property and equipment, net		129	548	[1]	1,385
Deferred merger costs		2,324,118	0	[1]
Total assets		3,318,329	5,491,721	[1]	2,261,714
Current liabilities:
Accounts payable		2,591,852	136,829	[1]	355,342
Accrued expenses		636,188	56,875	[1]	39,085
Total current liabilities		3,228,040	193,704	[1]	394,427
Total liabilities		3,228,040	193,704	[1]	394,427
Commitments and contingencies (Note 6)				[1]
Convertible preferred stock		10,073,820	10,073,820	[1]	3,438,782
Stockholders' Equity (Deficit):
Common stock		198	195	[1]	194
Additional paid-in capital		312,877	120,747	[1]	95,213
Accumulated deficit		(10,296,606)	(4,896,745)	[1]	(1,666,902)
Total stockholders' deficit		(9,983,531)	(4,775,803)	[1]	(1,571,495)
Total liabilities, convertible preferred stock, and stockholders' deficit		3,318,329	5,491,721	[1]	2,261,714
Chardan Healthcare Acquisition 2 Corp. [Member]
Current assets:
Cash		304,575	687,313		22,705
Prepaid expenses		0	30,217		2,225
Total current assets		304,575	717,530		24,930
Investments held in Trust Account		86,254,797	86,247,631
Total assets		86,559,372	86,965,161		24,930
Current liabilities:
Current liabilities—accounts payable and accrued expenses		1,917,910	359,438		2,400
Promissory note—related party		500,000	500,000
Warrant liabilities		3,745,000	4,025,000
Total liabilities		6,162,910	859,438		2,400
Commitments
Common stock, $0.0001 par value, subject to possible redemption; 8,622,644 and 7,708,072 shares at redemption value at June 30, 2021 and December 31, 2020, respectively			81,105,720
Stockholders' Equity (Deficit):
Preferred stock		0
Common stock		215	307
Common stock	[2]		266		500
Additional paid-in capital		24,785	8,417,293
Additional paid-in capital			5,782,977		24,500
Accumulated deficit		(5,883,335)	(3,417,597)
Accumulated deficit			(783,240)		(2,470)
Total stockholders' deficit		(5,858,335)	5,000,003		22,530
Total liabilities, convertible preferred stock, and stockholders' deficit		86,559,372	86,965,161		$ 24,930
Chardan Healthcare Acquisition 2 Corp. [Member] | Previously Reported [Member]
Current liabilities:
Total liabilities			4,884,438
Chardan Healthcare Acquisition 2 Corp. [Member] | Common Stock Subject to Possible Redemption [Member]
Commitments
Common stock, $0.0001 par value, subject to possible redemption; 8,622,644 and 7,708,072 shares at redemption value at June 30, 2021 and December 31, 2020, respectively		$ 86,254,797	$ 77,080,720

[1]	The condensed balance sheet at December 31, 2020 has been derived from the audited financial statements at that date.
[2]	Common stock balance at December 31, 2019, included 2,556,250 shares which were cancelled in April of 2020 and 318,750 shares that were subject to forfeiture to the extent that the underwriters’ over-allotment was not exercised in full (Note 5).